SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted cash
Impairment of long-lived assets	$ 0	$ 0	$ 0
USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	0.7580
SGD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1